OPERATING REVENUE - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sale of Equipment and accessories	$ 508	$ 388	$ 463
Other revenue	133	117	154
Total revenue	7,788	7,291	8,089
Russia | Operating segments
Disclosure of operating segments [line items]
Sale of Equipment and accessories	472	366	446
Other revenue	10	13	11
Total revenue	3,950	3,819	4,481
Pakistan | Operating segments
Disclosure of operating segments [line items]
Sale of Equipment and accessories	18	11	6
Other revenue	105	88	86
Total revenue	1,408	1,233	1,321
Ukraine | Operating segments
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	0	0
Other revenue	7	5	6
Total revenue	1,055	933	870
Kazakhstan | Operating segments
Disclosure of operating segments [line items]
Sale of Equipment and accessories	17	7	2
Other revenue	2	2	39
Total revenue	569	479	486
Uzbekistan | Operating segments
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	0	0
Other revenue	0	1	1
Total revenue	194	198	258
Bangladesh | Operating segments
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	0	1
Other revenue	11	10	11
Total revenue	564	537	537
Others | Operating segments
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	4	8
Other revenue	0	0	2
Total revenue	81	125	172
Mobile
Disclosure of operating segments [line items]
Service revenue	6,452	6,106	6,786
Mobile | Russia | Operating segments
Disclosure of operating segments [line items]
Service revenue	2,916	2,917	3,485
Mobile | Pakistan | Operating segments
Disclosure of operating segments [line items]
Service revenue	1,285	1,134	1,229
Mobile | Ukraine | Operating segments
Disclosure of operating segments [line items]
Service revenue	980	869	812
Mobile | Kazakhstan | Operating segments
Disclosure of operating segments [line items]
Service revenue	459	392	379
Mobile | Uzbekistan | Operating segments
Disclosure of operating segments [line items]
Service revenue	193	196	255
Mobile | Bangladesh | Operating segments
Disclosure of operating segments [line items]
Service revenue	553	527	525
Mobile | Others | Operating segments
Disclosure of operating segments [line items]
Service revenue	81	102	135
Fixed
Disclosure of operating segments [line items]
Service revenue	695	680	686
Fixed | Russia | Operating segments
Disclosure of operating segments [line items]
Service revenue	552	523	539
Fixed | Pakistan | Operating segments
Disclosure of operating segments [line items]
Service revenue	0	0	0
Fixed | Ukraine | Operating segments
Disclosure of operating segments [line items]
Service revenue	68	59	52
Fixed | Kazakhstan | Operating segments
Disclosure of operating segments [line items]
Service revenue	91	78	66
Fixed | Uzbekistan | Operating segments
Disclosure of operating segments [line items]
Service revenue	1	1	2
Fixed | Bangladesh | Operating segments
Disclosure of operating segments [line items]
Service revenue	0	0	0
Fixed | Others | Operating segments
Disclosure of operating segments [line items]
Service revenue	$ 0	$ 19	$ 27